SHARE SETTLED DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
SHARE SETTLED DEBT
15. SHARE SETTLED DEBT

	As of December 31,	As of December 31,
	2013	2012

Hanover Holdings I, LLC	$68,743	$-
Accounts payable	3,852	-
	$72,595	$-

Hanover Holdings Transactions

a) Hanover 1(April 5, 2013)

On April 5, 2013, the Supreme Court of the State of New York, County of New York (the “Court”), entered an order (the “Order”) approving, among other things, the fairness of the terms and conditions of an exchange pursuant to Section 3(a)(10) of the Securities Act of 1933, as amended (the “Securities Act”), in accordance with a stipulation of settlement (the “Settlement Agreement”) between NewLead Holdings Ltd. and Hanover Holdings I, LLC, a New York limited liability company (“Hanover”), in the matter entitled Hanover Holdings I, LLC v. NewLead Holdings Ltd., Case No. 650964/2013 (the “Action”). Hanover commenced the Action against the Company on March 18, 2013 to recover an aggregate of $2,412 of past-due accounts payable of the Company, which Hanover had purchased from certain vendors of the Company pursuant to the terms of separate receivable purchase agreements between Hanover and each of such vendors (the “Assigned Accounts”), plus fees and costs (the “Claim”). The Assigned Accounts relate to certain legal, insurance, broker, bunker and consulting services provided by certain vendors of the Company. The Order provides for the full and final settlement of the Claim and the Action. The Settlement Agreement became effective and binding upon the Company and Hanover upon execution of the Order by the Court on April 5, 2013.

Pursuant to the terms of the Settlement Agreement approved by the Order, on April 5, 2013, the Company issued and delivered to Hanover 13,333 shares (the “Settlement Shares”) of the Company’s common shares. The Settlement Agreement provides that the Settlement Shares will be subject to certain adjustments for certain period (which is the shorter of the following: (a) the 50-consecutive trading day period commencing on the trading day immediately following the date of issuance of the initial Settlement Shares and (b) the consecutive trading day period commencing on the trading day immediately following the Initial Issuance Date and ending on the trading day that Hanover shall have received the aggregate cash proceeds from the resale of Settlement Shares) to reflect the intention of the parties that the total number of common shares to be issued to Hanover pursuant to the Settlement Agreement be based upon a specified discount to the trading volume weighted average price of the common shares for a specified period of time. Hanover should receive aggregate cash proceeds from the resale of Settlement Shares equal to the sum of (i) $3,135, representing 130% of the total amount of the Claim, and (ii) the total dollar amount of Hanover’s legal fees and expenses incurred in connection with the Action, subject to the cap set forth above (less $10 heretofore paid by the Company), supported by daily written reports to be delivered by Hanover to the Company. As a result, the Company ultimately may be required to issue to Hanover substantially more common shares than the number of Settlement Shares initially issued, subject to certain limitations.

In addition, the Settlement Agreement also provides that with respect to any single trading day during the period, Hanover shall not offer or sell any Settlement Shares on, or over the course of, such trading day in excess of a specified “Trading Limitation Threshold” of the average daily trading volume in the Company’s common shares. The Settlement Agreement further provides that in no event shall the number of shares of common shares issued to Hanover or its designee in connection with the Settlement Agreement, when aggregated with all other shares of Common Stock then beneficially owned by Hanover and its affiliates, result in the beneficial ownership by Hanover and its affiliates at any time of more than 4.99% of the Company’s common shares. Furthermore, the Settlement Agreement provides that, for so long as Hanover or any of its affiliates hold any common shares, Hanover and its affiliates are prohibited from, among other actions: (1) voting any common shares owned or controlled by Hanover or its affiliates, or soliciting any proxies or seeking to advise or influence any person with respect to any voting securities of the Company; or (2) engaging or participating in any actions, plans or proposals that relate to or would result in, among other things, (a) Hanover or its affiliates acquiring additional securities of the Company, alone or together with any other person, which would result in Hanover and its affiliates collectively beneficially owning, or being deemed to beneficially own, more than 9.99% of the Company’s common shares or other voting securities of the Company, (b) an extraordinary corporate transaction such as a merger, reorganization or liquidation of the Company or any of its subsidiaries, (c) a sale or transfer of a material amount of assets of the Company or any of its subsidiaries, (d) changes in the present board of directors or management of the Company, (e) material changes in the capitalization or dividend policy of the Company, (f) any other material change in the Company’s business or corporate structure, (g) changes in the Company’s charter, bylaws or similar instruments or other actions which may impede the acquisition of control of the Company by any person, (h) causing a class of securities of the Company to be delisted or cease to be authorized to be quoted on an inter-dealer quotation system of a registered national securities association, (i) causing a class of equity securities of the Company to become eligible for termination of registration under Section 12(g)(4) the Exchange Act, or (j) any actions similar to the foregoing. These prohibitions may not be modified or waived without further order of the Court.

The issuance of Common Stock to Hanover pursuant to the terms of the Settlement Agreement approved by the Order is exempt from the registration requirements of the Securities Act pursuant to Section 3(a)(10) thereof, as an issuance of securities in exchange for bona fide outstanding claims, where the terms and conditions of such issuance are approved by a court after a hearing upon the fairness of such terms and conditions at which all persons to whom it is proposed to issue securities in such exchange shall have the right to appear.

Since the issuance of the Settlement Shares described above, Hanover demonstrated to the Company’s satisfaction that it was entitled to receive an aggregate of 15,222 additional shares (“Additional Settlement Shares”) based on the adjustment formula described above, and that the issuance of such Additional Settlement Shares to Hanover, in the amounts and at the times requested by Hanover during the Calculation Period, would not result in Hanover exceeding the beneficial ownership limitation set forth above. Accordingly, during the Calculation Period, the Company issued and delivered to Hanover an aggregate of 15,222 Additional Settlement Shares pursuant to the terms of the Settlement Agreement approved by the Order.

The Calculation Period expired on June 18, 2013 and the True-Up Date occurred on June 19, 2013. Based on the adjustment formula described above, Hanover was entitled to receive an aggregate of 26,657 VWAP Shares. Accordingly, since Hanover previously had received an aggregate of 28,555 Settlement Shares and Additional Settlement Shares, on the True-Up Date Hanover returned to the Company for cancellation 1,898 shares of Common Stock pursuant to the terms of the Settlement Agreement approved by the Order. No additional shares of Common Stock are issuable to Hanover pursuant to the Settlement Agreement.

b) Hanover 2 (July 9, 2013)

On July 9, 2013, the Court entered an order (the “July Order”) approving, among other things, the fairness of the terms and conditions of an exchange pursuant to Section 3(a)(10) of the Securities Act in accordance with a stipulation of settlement (the “July Settlement Agreement”) between NewLead Holdings Ltd. and Hanover in the matter entitled Hanover Holdings I, LLC v. NewLead Holdings Ltd., Case No. 155723/2013 (the “July Action”). Hanover commenced the July Action against the Company on June 21, 2013 to recover an aggregate of $7,206 of past-due accounts payable of the Company, which Hanover had purchased from certain vendors of the Company pursuant to the terms of separate receivable purchase agreements between Hanover and each of such vendors (the “July Assigned Accounts”), plus fees and costs (the “July Claim”). The July Assigned Accounts relate to certain legal, insurance, broker, bunker, consulting and other services and supplies provided by certain vendors of the Company. The July Order provides for the full and final settlement of the July Claim and the July Action. The July Settlement Agreement became effective and binding upon the Company and Hanover upon execution of the July Order by the Court on July 9, 2013.

Pursuant to the terms of the July Settlement Agreement approved by the July Order, on July 10, 2013, the Company issued and delivered to Hanover 135,556 shares (the “July Settlement Shares”) of the Company’s common stock. The July Settlement Agreement provides that the July Settlement Shares will be subject to certain adjustments for certain period (which is the shorter of the following: (a) the 120-consecutive trading day period (subject to extension as set forth in the July Settlement Agreement) commencing on the trading day immediately following the date of issuance of the July Settlement Shares (the “July Initial Issuance Date”), and (b) the consecutive trading day period commencing on the trading day immediately following the July Initial Issuance Date and ending on the trading day that Hanover shall have received the aggregate cash proceeds from the resale of July Settlement Shares) to reflect the intention of the parties that the total number of common shares to be issued to Hanover pursuant to the July Settlement Agreement be based upon a specified discount to the trading volume weighted average price of the common shares for a specified period of time. Hanover should receive aggregate cash proceeds from the resale of July Settlement Shares equal to the sum of (i) $9,727, representing 135% of the total amount of the July Claim, and (ii) the total dollar amount of Hanover’s legal fees and expenses incurred in connection with the July Action, subject to the cap set forth above, supported by daily written reports to be delivered by Hanover to the Company. As a result, the Company ultimately may be required to issue to Hanover substantially more common shares than the number of July Settlement Shares initially issued, subject to certain limitations.

In addition, the July Settlement Agreement also provides that with respect to any single trading day during the period, Hanover shall not offer or sell any July Settlement Shares on, or over the course of, such trading day in excess of the greater of (i) 15% of the worldwide average daily trading volume in the Company’s common shares on all national securities exchanges and automated quotation systems, if any, on which the common shares is listed or designated for quotation (as the case may be), excluding any sales of common shares by Hanover, for the 10 trading days immediately preceding such trading day and (ii) $65 worth of common shares. Hanover and the Company may modify this restriction by mutual written agreement.

The July Settlement Agreement further provides that in no event shall the number of shares of Company’s common shares issued to Hanover or its designee in connection with the July Settlement Agreement, when aggregated with all other shares of common shares then beneficially owned by Hanover and its affiliates, result in the beneficial ownership by Hanover and its affiliates at any time of more than 9.99% of the Company’s common shares.

The remaining terms of the July Settlement Agreement and July Order are substantially the same as the terms of the Settlement Agreement and Order executed in April.

Since the issuance of the July Initial Settlement Shares described above, Hanover demonstrated to the Company’s satisfaction that it was entitled to receive an aggregate of 44,445 additional shares (the “July Additional Settlement Shares”) based on the adjustment formula described above, and that the issuance of such July Additional Settlement Shares to Hanover, in the amounts and at the times requested by Hanover during the Calculation Period, would not result in Hanover exceeding the beneficial ownership limitation set forth above. Accordingly, during the Calculation Period, the Company issued and delivered to Hanover 44,445 Additional Settlement Shares pursuant to the terms of the Settlement Agreement approved by the Order.

The July Calculation Period expired on October 15, 2013 and the July True-Up Date occurred on October 16, 2013. Based on the adjustment formula described above, Hanover was entitled to receive an aggregate of 187,467 VWAP Shares. Accordingly, since Hanover previously had received an aggregate of 135,556 July Initial Settlement Shares and 44,445 July Additional Settlement Shares, on the July True-Up Date the Company issued and delivered to Hanover an additional 7,466 shares of Common Stock pursuant to the terms of the July Settlement Agreement approved by the Order. No additional shares of Common Stock are issuable to Hanover pursuant to the July Settlement Agreement.

c) Hanover 3 (December 2, 2013)

On December 2, 2013, the Court entered an order (the “December Order”) approving, among other things, the fairness of the terms and conditions of an exchange pursuant to Section 3(a)(10) of the Securities Act in accordance with a stipulation of settlement (the “December Settlement Agreement”) between NewLead Holdings Ltd. and Hanover in the matter entitled Hanover Holdings I, LLC v. NewLead Holdings Ltd., Case No. 160776/2013 (the “December Action”). Hanover commenced the December Action against the Company on November 19, 2013 to recover an aggregate of $44,649 of past-due accounts payable of the Company, which Hanover had purchased from certain vendors of the Company pursuant to the terms of separate receivable purchase agreements between Hanover and each of such vendors (the “December Assigned Accounts”), plus fees and costs (the “December Claim”). The December Order provides for the full and final settlement of the December Claim and the December Action. The December Settlement Agreement became effective and binding upon the Company and Hanover upon execution of the December Order by the Court on December 2, 2013.

Pursuant to the terms of the December Settlement Agreement approved by the December Order, on December 6, 2013, the Company issued and delivered to Hanover 175,000 shares (the “December Settlement Shares”) of the Company’s common stock. The December Settlement Agreement provides that the December Settlement Shares will be subject to certain adjustments for certain period (which is the shorter of the following: (a) the 220-consecutive trading day period (subject to extension as set forth in the December Settlement Agreement) commencing on the trading day immediately following the date of issuance of the December initial Settlement Shares (the “December Initial Issuance Date”), and (b) the consecutive trading day period commencing on the trading day immediately following the December Initial Issuance Date and ending on the trading day that MGP shall have received aggregate cash proceeds from the resale of December Settlement Shares) to reflect the intention of the parties that the total number of common shares to be issued to Hanover pursuant to the December Settlement Agreement be based upon a specified discount to the trading volume weighted average price of the common shares for a specified period of time. Hanover should receive aggregate cash proceeds from the resale of December Settlement Shares equal to the sum of (i) $61,631, representing 137.5% of the total amount of the December Claim, and (ii) the total dollar amount of Hanover’s legal fees and expenses incurred in connection with the December Action, subject to the cap set forth above, supported by daily written reports to be delivered by MGP to the Company. As a result, the Company ultimately may be required to issue to MGP substantially more shares of Common Stock than the number of December Settlement Shares initially issued (subject to the limitations described below).

In addition, the December Settlement Agreement also provides that with respect to any single trading day during the December Calculation Period, MGP shall not offer or sell any December Settlement Shares on, or over the course of, such trading day in excess of the greater of (i) 20% of the worldwide average daily trading volume in the Common Stock on all national securities exchanges and automated quotation systems, if any, on which the Common Stock is listed or designated for quotation (as the case may be), excluding any sales of Common Stock by MGP, for the 10 trading days immediately preceding such trading day and (ii) $295,000 worth of Common Stock. Hanover, MGP and the Company may modify this restriction by mutual written agreement.

The December Settlement Agreement further provides that in no event shall the number of shares of Common Stock issued to MGP or its designee in connection with the December Settlement Agreement, when aggregated with all other shares of Common Stock then beneficially owned by Hanover, MGP and their respective affiliates, and the rules and regulations thereunder), result in the beneficial ownership by Hanover, MGP and their respective affiliates at any time of more than 9.99% of the Common Stock.

The remaining terms of the December Settlement Agreement and December Order are substantially the same as the terms of the Settlement Agreement and Order executed in April and July. See Note 26 for recent developments relating to this transaction.